Income taxes - Unrecognized Tax Positions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unrecognized Tax Benefits [Roll Forward]
Beginning balance	$ 173	$ 103	$ 128
Prior period tax positions:
Increases	45	60	6
Decreases	(14)	(3)	(8)
Current period tax positions	15	17	9
Settlements	(100)	(4)	(32)
Ending balance	$ 119	$ 173	$ 103